INVESTMENT SECURITIES, Amortized Cost, Fair Values, and Unrealized Gains and Losses of Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		$ 30,863
Fair value		30,486
Amortized cost and fair value of securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		32,067	$ 27,459
Unrealized gains		72	118
Unrealized losses		(1,027)	(514)
Fair value		31,112	27,063
U.S. Government and Federal Agency [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		11,424	6,664
Unrealized gains		11	17
Unrealized losses		(159)	(138)
Fair value		11,276	6,543
Mortgage-backed Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost	[1]	19,142	18,841
Unrealized gains	[1]	61	101
Unrealized losses	[1]	(288)	(284)
Fair value	[1]	18,915	18,658
Municipal Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		297
Unrealized gains		0
Unrealized losses		(2)
Fair value		295
Corporate Debt Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost			750
Unrealized gains			0
Unrealized losses			0
Fair value			750
Equity Securities [Member]
Amortized cost and fair value of equity securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		1,204	1,204
Unrealized gains		0	0
Unrealized losses		(578)	(92)
Fair value		$ 626	$ 1,112

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.